Income taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforward	$ 161,557	$ 123,828
163j Interest Carryovers	41,596	23,553
Stock compensation	12,906	11,842
Accrued and prepaid expenses	2,792	336
Inventory	1,990	2,306
Other	117	213
Total Deferred tax assets	220,958	162,078
Deferred tax liabilities:
Depreciation and amortization	(315,950)	(285,174)
Total Deferred tax liabilities	(315,950)	(285,174)
Valuation allowance	(212,600)	(145,954)
Net deferred tax liabilities	$ (307,592)	$ (269,050)